CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2014	Aug. 07, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Structure [Line Items]
Shares repurchased for retirement		$ 300,495,000
Treasury shares, shares		17,684,386		16,222,246	11,267,038
Ordinary shares, issued		1,633,701,920		1,666,633,448	1,658,059,295
Ordinary shares, outstanding		1,616,017,534		1,650,411,202	1,646,792,257
Shares Purchased For Retirement [Member]
Capital Structure [Line Items]
Treasury shares, shares		3,717,816
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)	[1]	36,649,344
Retirement of shares (in shares)	[1]	32,931,528
Shares repurchased for retirement		$ 300,495,000
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount			$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)		36,649,344
Retirement of shares (in shares)		32,931,528
Share repurchased for retirement, average market price per ADS or per share		$ 8.20
Shares repurchased for retirement		$ 300,495,000
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)		12,216,448
Share repurchased for retirement, average market price per ADS or per share		$ 24.60
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares repurchased for retirement (in ADSs or in shares)		0
Retirement of shares (in shares)		(32,931,528)
Shares repurchased for retirement		$ 0
Ordinary Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)		32,931,528

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.